Share-based compensation - Changes in SARs and TSARs (Details)	12 Months Ended
	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares
SARs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of outstanding units, beginning of period | shares	1,511,485	1,259,208
Number of outstanding units granted | shares	167,600	375,500
Number of outstanding units exercised | shares	(213,207)	(73,291)
Number of outstanding units cancelled | shares	(10,801)	(49,932)
Number of outstanding units expired | shares	(5,000)
Number of outstanding units, end of period | shares	1,450,077	1,511,485
Exercise price of outstanding units, beginning of period (in usd per unit) | $	$ 42.68	$ 44.48
Exercise price of outstanding units granted (in usd per unit) | $	50.15	34.59
Exercise price of outstanding units exercised (in usd per unit) | $	32.03	27.43
Exercise price of outstanding units cancelled (in usd per unit) | $	50.18	49.77
Exercise price of outstanding units expired (in usd per unit) | $	25.22
Exercise price of outstanding units, end of period (in usd per unit) | $	$ 45.11	$ 42.68
TSARs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of outstanding units, beginning of period | shares	2,416,111	2,108,965
Number of outstanding units granted | shares	340,200	574,600
Number of outstanding units exercised | shares	(710,616)	(212,505)
Number of outstanding units cancelled | shares	(2,200)	(54,949)
Number of outstanding units expired | shares	0
Number of outstanding units, end of period | shares	2,043,495	2,416,111
Exercise price of outstanding units, beginning of period (in usd per unit) | $	$ 42.10	$ 42.73
Exercise price of outstanding units granted (in usd per unit) | $	50.17	34.59
Exercise price of outstanding units exercised (in usd per unit) | $	32.98	25.38
Exercise price of outstanding units cancelled (in usd per unit) | $	34.59	52.55
Exercise price of outstanding units expired (in usd per unit) | $	0.00
Exercise price of outstanding units, end of period (in usd per unit) | $	$ 46.62	$ 42.10